Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Unrecognized Tax Benefits Roll Forward

	2015	2014

Balance at January 1	$ 1	$ 7
Reductions for prior years' tax positions	0	(6)

Balance at December 31	$ 1	$ 1